Going Concern, Nature of Operations, and Corporate History (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Going Concern, Nature of Operations, and Corporate History (Textual)
Net loss	$ (11,138,312)	$ (8,081,764)
Negative cash flow from operations	(9,850,850)	(8,019,071)
Accumulated deficit	(52,441,337)	(41,118,433)
Cash and cash equivalents on hand	$ 5,971,995	$ 6,586,014	$ 6,157,264